FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET
NOTE 4:-	FIXED ASSETS, NET

	December 31,
	2017	2016
	US Dollars in thousands
Cost:
Machinery and equipment	36,890	32,751
Leasehold improvements	9,044	8,124
Motor vehicles	74	46
Office furniture and equipment	260	234

	46,268	41,155
Accumulated depreciation:

Machinery and equipment	(29,805)	(25,890)
Leasehold improvements	(7,625)	(6,598)
Motor vehicles	(48)	(37)
Office furniture and equipment	(204)	(177)
	(37,682)	(32,702)

Depreciated cost	8,586	8,453

Depreciation expense for the years ended December 31, 2017, 2016 and 2015 were $2,080, $1,856 and $1,731, respectively.